employee benefits expense (Tables)	12 Months Ended
Dec. 31, 2017
employee benefits expense
Disclosure of information about employees

		2017	2016
Years ended December 31 (millions)	Note	Total	Traditional	Transformative compensation (Note 16(c))	Total
Employee benefits expense — gross
Wages and salaries		$2,594	$2,548	$185	$2,733
Share-based compensation 1	14	128	114	67	181
Pensions — defined benefit	15(b)	82	92	—	92
Pensions — defined contribution	15(f)	88	89	41	130
Other defined benefits	15(g)	—	1	—	1
Restructuring costs 1	16(b)	26	112	—	112
Other		156	153	12	165

		3,074	3,109	305	3,414

Capitalized internal labour costs
Property, plant and equipment		(321)	(314)	—	(314)
Intangible assets subject to amortization		(158)	(161)	—	(161)

		(479)	(475)	—	(475)

		$2,595	$2,634	$305	$2,939

(1)	For the year ended December 31, 2017, $(7) (2016 — $4) of share-based compensation expense (recovery) was included in restructuring costs.